NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

P, William Slattery
Vice President
Listing Qualifications

11005460

CERTNAS
001-35017

By Facsimile and First Class Mail

February 3, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

By letter dated December 17, 2010, I advised you that the Exchange had received a Form 8-A from Longhai Steel, Inc. for registration of its common stock, units and warrants and the Exchange had approved the securities for listing and registration upon official notice of issuance.

Since then, we have been advised that the company has determined not to proceed with the offering at this time. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery